Other receivables and prepayments (Tables)	12 Months Ended
Dec. 31, 2016
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Other Receivables and Prepayments
Other receivables and prepayments as of December 31, 2016 and 2015 consisted of the following:

		December 31,
	Note	2016	2015

Advance to an unrelated third party	(i)	$6,457	$-
Receivables from convertible note holders	(ii)	-	359
Other prepayments		2	97
Other receivables and prepayments		$6,459	$456

(i)	Advance to an unrelated third party was interest bearing at 6% per annual and unsecured. No such balance remained outstanding as of the filing date of this annual report.

(ii)
According to the convertible note agreements and related promissory notes, certain note holders are required to pay off the principal amount of $343 prior to the conversion of the respective convertible notes and no later than various dates in January and February 2016. Amounts of $247 and $96 were interest bearing at 8% and 12% per annum, respectively, and secured by the pledge of the $343 convertible notes issued by the Company to these note holders. As of December 31, 2015, unpaid interest thereon was $16.